Depreciation, amortisation and impairment costs (Tables)	12 Months Ended
Dec. 31, 2021
Depreciation Amortisation And Impairment Costs [Abstract]
Summary of Depreciation Amortisation and Impairment Costs

		2021 £m	2020 £m	2019 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles	333	360	508

	– amortisation and impairment of computer software	129	129	108

	– impairment of goodwill	57	209	194

Property, plant and equipment – depreciation and impairment		557	752	702

		1,076	1,450	1,512